Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Expenses [Abstract]
Staff costs	£ 2,233	£ 2,362
Premises and equipment costs	265	236
Depreciation and amortisation	1,741	1,722
Other	1,438	1,315
Total operating expenses	£ 5,677	£ 5,635